Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Earnings before income tax		¥ 27,387	¥ 27,034	¥ 28,148
Adjustments for:
Depreciation and amortization		90,240	88,145	75,493
Impairment loss on property, plant and equipment		5,042	0	0
Impairment losses for financial assets and other items, net of reversal		1,512	1,695	2,050
Write down of inventories, net of reversal		35	61	66
Investment income		(60)	(30)	(38)
Income from investments in associates		(1,701)	(1,573)	(2,104)
Interest income		(582)	(492)	(306)
Interest expense		3,433	4,090	3,093
Net foreign exchange (gain) / loss		163	41	(79)
Net loss on retirement and disposal of long-lived assets		3,827	2,710	1,757
Increase in accounts receivable		(1,771)	(2,601)	(1,848)
Decrease / (increase) in contract assets		(132)	4	170
(Increase) / decrease in inventories		(474)	1,891	(622)
(Increase) / decrease in prepayments and other current assets		(116)	1,045	(1,412)
Decrease / (increase) in restricted cash		(6,097)	89	63
Decrease / (increase) in other assets		(2,971)	414	271
(Decrease) / increase in accounts payable		5,689	(2,657)	(3,181)
Increase in accrued expenses and other payables		1,934	614	9,842
(Decrease) / increase in contract liabilities		9,516	(1,412)	(6,414)
Decrease in deferred revenues		(55)	(90)	(138)
Cash generated from operations		134,819	118,978	104,811
Interest received		594	474	306
Interest paid		(3,524)	(4,200)	(3,094)
Investment income received		603	133	34
Income tax paid		(232)	(2,785)	(2,759)
Net cash from operating activities	[1]	¥ 132,260	¥ 112,600	¥ 99,298

[1]	Reconciliation of earnings before income tax to net cash from operating activities